SCHEDULE OF COST OF SALES (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Inventory	$ 1,161,511	$ 784,095
Consulting and services	64,833	162,393
Other	2,068	78,241
Cost of sales	$ 1,228,412	$ 1,024,729